Investee Companies and other investments (Equity Accounted Investees) (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands						1 Months Ended											12 Months Ended
	Feb. 12, 2019 ILS (₪)	Feb. 12, 2019 EUR (€)	Oct. 01, 2017	Dec. 08, 2016	May 12, 2014	Mar. 31, 2020 ILS (₪)	Mar. 31, 2020 EUR (€)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2019 EUR (€)	Nov. 30, 2018 ILS (₪)	Nov. 30, 2018 EUR (€)	Jan. 31, 2018 ILS (₪)	Jan. 31, 2018 EUR (€)	Jul. 25, 2016 ILS (₪)	Jul. 16, 2015	Nov. 25, 2010	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 23, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 24, 2018	Jan. 15, 2018	Apr. 02, 2017 ILS (₪)	Apr. 02, 2017 EUR (€)	Feb. 23, 2017 USD ($)	Jul. 25, 2016 EUR (€)
Disclosure of associates [line items]
Annual interest rate																	3.50%	3.50%					3.50%	3.50%
Project development costs																		€ 4,213		€ 2,878	€ 2,739
Manara [Member]
Disclosure of associates [line items]
Project development costs																		€ 3,500
Biogas [Member]
Disclosure of associates [line items]
Discounted rate																	6.60%	6.60%
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Repayment of shareholders loan									€ 896		€ 26,040		€ 19,265
Proceeds from subsidiaries									€ 360											€ 4,576
Claims amount payment | $																													$ 183,368
Percentage of production increase																									3.30%	6.00%
Edelsburg Group [Member]
Disclosure of associates [line items]
Expenses paid to Zorlu | ₪	₪ 10,000
NIS [Member] | Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Repayment of shareholders loan | ₪								₪ 19,000		₪ 110,000		₪ 80,000
Proceeds from subsidiaries | ₪								1,500											₪ 19,250
NIS [Member] | Dorad Energy Ltd [Member] | Tranche One [Member]
Disclosure of associates [line items]
Repayment of shareholders loan											2,000
NIS [Member] | Dori Energy [Member]
Disclosure of associates [line items]
Repayment of shareholders loan | ₪								₪ 3,733
Euro [Member] | Dorad Energy Ltd [Member] | Tranche One [Member]
Disclosure of associates [line items]
Repayment of shareholders loan											€ 466
Euro [Member] | Edelsburg Group [Member]
Disclosure of associates [line items]
Expenses paid to Zorlu		€ 2,430
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds																18.75%
Issued production licenses					20 years
License expiration date					May 11, 2034
Proportion of ownership interest																50.00%	9.375%	9.375%
Annual interest rate																	3.00%	3.00%
Senior debt																	5.10%	5.10%
Amount received for payment of loan							€ 5,800
Repayment of shareholders loan							2,643
Amount financial agreement guarantees by direct share																		€ 44,093
Amount financial agreement guarantees by indirect share																		€ 4,134
Percentage of average production reduced																						7.90%
Dividend distribution amount							€ 31,600
Dorad Energy Ltd [Member] | NIS [Member]
Disclosure of associates [line items]
Amount received for payment of loan | ₪						₪ 22,500
Repayment of shareholders loan | ₪						10,250
Amount financial agreement guarantees by direct share | ₪																	₪ 171,000
Amount financial agreement guarantees by indirect share | ₪																	₪ 16,031
Dividend distribution amount | ₪						₪ 120,000
Dori Energy [Member]
Disclosure of associates [line items]
Percentage of share capital holds														10.00%		30.00%
Proportion of ownership interest																	50.00%	50.00%	50.00%	50.00%
Shareholders loans																		€ 10,618
Percentage decrease from Dorad Holding														10.00%
Dori Energy [Member] | NIS [Member]
Disclosure of associates [line items]
Shareholders loans | ₪																	₪ 41,177
Zorlu Enerji Elektrik Uretim A.S [Member]
Disclosure of associates [line items]
Percentage of share capital holds															25.00%
Luzon Group [Member]
Disclosure of associates [line items]
Percentage of share capital holds				50.00%
Claims amount payment																												€ 218,000
Payment received for management and entrepreneurship services																														€ 11,900
Luzon Group [Member] | NIS [Member]
Disclosure of associates [line items]
Claims amount payment | ₪																											₪ 906,400
Payment received for management and entrepreneurship services | ₪														₪ 49,400
Recovery of amounts committed | ₪														₪ 49,400
Eilat Ashkelon Infrastructure Services Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds			37.50%
Edelcom Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds														18.75%
Zorlu [Member] | Euro [Member]
Disclosure of associates [line items]
Claims amount payment																								€ 123,000
Claims interest payment amount																								38,000
Zorlu [Member] | USD [Member]
Disclosure of associates [line items]
Claims amount payment | $																							$ 140,000
Claims interest payment amount | $																							43,000
Dorad [Member] | Euro [Member]
Disclosure of associates [line items]
Refund amount to Dorad																								€ 21,000
Dorad [Member] | USD [Member]
Disclosure of associates [line items]
Refund amount to Dorad | $																							$ 24,000